Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 3,109	£ 2,642
Exchange adjustments	(53)	(47)
Additions	316	772
Unused amounts reversed	(150)	(125)
Adjustment for change in discount rate	(75)	33
Unwinding of discount	123	102
Utilised	(203)	(265)
Reclassification to held for sale (note 10)	(18)	(3)
Other provisions, ending balance	3,049	3,109	£ 2,642
Exceptional items
Reconciliation of changes in other provisions [abstract]
Changes in environmental provisions	(146)	496	(176)
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,418	1,891
Exchange adjustments	(47)	(37)
Additions	60	600
Unused amounts reversed	(126)	(18)
Adjustment for change in discount rate	(82)	4
Unwinding of discount	105	85
Utilised	(139)	(107)
Reclassification to held for sale (note 10)	(17)	0
Other provisions, ending balance	£ 2,172	£ 2,418	£ 1,891
Real discount rate (in percent)	2.00%	1.50%	1.50%	0.50%
Environmental | US
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,310
Adjustment for change in discount rate	(82)
Other provisions, ending balance	£ 2,065	£ 2,310
Real discount rate (in percent)	2.00%	1.50%
Environmental | Exceptional items
Reconciliation of changes in other provisions [abstract]
Changes in environmental provisions	£ (64)
Environmental | Exceptional items | US
Reconciliation of changes in other provisions [abstract]
Changes in environmental provisions	(82)		£ (165)
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	353	£ 297
Exchange adjustments	(5)	(2)
Additions	45	34
Unused amounts reversed	(8)	(7)
Adjustment for change in discount rate	7	29
Unwinding of discount	13	11
Utilised	(6)	(9)
Reclassification to held for sale (note 10)	0	0
Other provisions, ending balance	399	353	297
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	338	454
Exchange adjustments	(1)	(8)
Additions	211	138
Unused amounts reversed	(16)	(100)
Adjustment for change in discount rate	0	0
Unwinding of discount	5	6
Utilised	(58)	(149)
Reclassification to held for sale (note 10)	(1)	(3)
Other provisions, ending balance	£ 478	£ 338	£ 454
Real discount rate (in percent)	2.00%	1.50%